INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS
Summary of intangible assets

			Customer
	Supplier	Software	contracts and
	relationships	development	relationships	Others	Total
Balance as of January 01, 2019	26,719	415,640	387,299	6,438	836,096
Foreign exchange effect	—	6,137	12,586	472	19,195
Acquisition	—	100,313	—	—	100,313
Amortization	(5,304)	(157,278)	(116,462)	(3,298)	(282,342)
Balance as of December 31, 2019	21,415	364,812	283,423	3,612	673,262
Foreign exchange effect	—	42,890	83,806	1,074	127,770
Acquisition	—	154,250	—	—	154,250
Amortization	(4,637)	(188,083)	(136,525)	(3,459)	(332,704)
Balance as of December 31, 2020	16,778	373,869	230,704	1,227	622,578
Foreign exchange effect	—	17,609	13,247	33	30,889
Acquisition	—	166,310	—	—	166,310
Amortization	(4,055)	(177,674)	(127,028)	(1,260)	(310,017)
Balance as of December 31, 2021	12,723	380,114	116,923	—	509,760

Estimated useful lives	5 to 20 years	up to 5 years	5 to 20 years	5 years

Summary of intangible assets by segment

	2021	2020	2019
Brazil	207,053	220,303	238,243
Special Steel	130,719	156,557	132,934
South America	1,039	1,534	1,729
North America	170,949	244,184	300,356
	509,760	622,578	673,262